Share Capital and Earnings Per Share - Summary of Further Information on Preferred Shares Outstanding (Detail) - CAD shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Line Items]
Face amount	CAD 336,773,000,000	CAD 370,198,000,000
Class 1, Series 4 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Jun. 20, 2016
Number of shares	2
Face amount	CAD 42,000,000
Net amount	CAD 41,000,000
Class 1, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Mar. 11, 2011
Annual dividend rate	2.178%
Earliest redemption date	Jun. 19, 2021
Number of shares	6
Face amount	CAD 158,000,000
Net amount	CAD 155,000,000
Class 1, Series 5 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Dec. 06, 2011
Annual dividend rate	3.891%
Earliest redemption date	Dec. 19, 2021
Number of shares	8
Face amount	CAD 200,000,000
Net amount	CAD 195,000,000
Class 1, Series 7 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 22, 2012
Annual dividend rate	4.312%
Earliest redemption date	Mar. 19, 2022
Number of shares	10
Face amount	CAD 250,000,000
Net amount	CAD 244,000,000
Class 1, Series 9 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	May 24, 2012
Annual dividend rate	4.351%
Earliest redemption date	Sep. 19, 2022
Number of shares	10
Face amount	CAD 250,000,000
Net amount	CAD 244,000,000
Class 1, Series 11 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Dec. 04, 2012
Annual dividend rate	4.00%
Earliest redemption date	Mar. 19, 2018
Number of shares	8
Face amount	CAD 200,000,000
Net amount	CAD 196,000,000
Class 1, Series 13 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Jun. 21, 2013
Annual dividend rate	3.80%
Earliest redemption date	Sep. 19, 2018
Number of shares	8
Face amount	CAD 200,000,000
Net amount	CAD 196,000,000
Class 1, Series 15 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 25, 2014
Annual dividend rate	3.90%
Earliest redemption date	Jun. 19, 2019
Number of shares	8
Face amount	CAD 200,000,000
Net amount	CAD 195,000,000
Class 1, Series 17 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Aug. 15, 2014
Annual dividend rate	3.90%
Earliest redemption date	Dec. 19, 2019
Number of shares	14
Face amount	CAD 350,000,000
Net amount	CAD 343,000,000
Class 1, Series 19 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Dec. 03, 2014
Annual dividend rate	3.80%
Earliest redemption date	Mar. 19, 2020
Number of shares	10
Face amount	CAD 250,000,000
Net amount	CAD 246,000,000
Class 1, Series 21 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 25, 2016
Annual dividend rate	5.60%
Earliest redemption date	Jun. 19, 2021
Number of shares	17
Face amount	CAD 425,000,000
Net amount	CAD 417,000,000
Class 1, Series 23 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Nov. 22, 2016
Annual dividend rate	4.85%
Earliest redemption date	Mar. 19, 2022
Number of shares	19
Face amount	CAD 475,000,000
Net amount	CAD 467,000,000
Class A, Series 2 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 18, 2005
Annual dividend rate	4.65%
Number of shares	14
Face amount	CAD 350,000,000
Net amount	CAD 344,000,000
Class A, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Jan. 03, 2006
Annual dividend rate	4.50%
Number of shares	12
Face amount	CAD 300,000,000
Net amount	CAD 294,000,000
Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares	146
Face amount	CAD 3,650,000,000
Net amount	CAD 3,577,000,000